Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2020 and 2019 are analysed in the following tables.

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Cost as at December 31, 2018	170,045	126,354	15,079	13,494	20,736	912	346,620
Additions	560	1,510	126	285	1,671	38	4,190
Disposals	(3)	(522)	(114)	(4)	—	—	(643)
Reclassifications from constr. in progress	—	183	—	—	545	(728)	—
Effect of translation adj.	213	(60)	32	(43)	423	33	598
Cost as at December 31, 2019	170,815	127,465	15,123	13,732	23,375	255	350,765
Additions	396	897	119	47	541	580	2,580
Disposals	(3,364)	(3,842)	(232)	(60)	(5,064)	—	(12,562)
Reclassifications to assets held for sale	(10,828)	(15,746)	(608)	—	—	—	(27,182)
Reclassifications from constr. in progress	—	414	—	—	—	(414)	—
Effect of translation adj.	(3,814)	(965)	(68)	(638)	560	(61)	(4,986)
Cost as at December 31, 2020	153,205	108,223	14,334	13,081	19,412	360	308,615

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Accumulated depreciation as at December 31, 2018	(85,983)	(109,794)	(14,083)	(12,258)	(13,416)	—	(235,534)
Depreciation	(3,984)	(3,221)	(381)	(535)	(2,848)	—	(10,969)
Disposals	—	462	112	3	—	—	577
Effect of translation adj.	(2,338)	(1,120)	66	(206)	1,282	—	(2,316)
Accumulated depreciation as at December 31, 2019	(92,305)	(113,673)	(14,286)	(12,996)	(14,982)	—	(248,242)
Depreciation	(3,831)	(2,972)	(370)	(467)	(2,242)	—	(9,882)
Disposals	7	3,330	219	52	5,017		8,625
Reclassifications to assets held for sale	8,377	14,878	603	—	—	—	23,858
Effect of translation adj.	1,589	721	62	711	(751)	—	2,332
Accumulated depreciation as at December 31, 2020	(86,163)	(97,716)	(13,772)	(12,700)	(12,958)	—	(223,309)

Net book value as at December 31, 2018	84,062	16,560	996	1,236	7,320	912	111,086
Net book value as at December 31, 2019	78,510	13,792	837	736	8,393	255	102,523
Net book value as at December 31, 2020	67,042	10,507	562	381	6,454	360	85,306

Annual rate of depreciation for 2020 and 2019	0%-10%	10%-25%	10%-20%	25%-35%	10%-20%	—

Summary of Breakdown of Property, Plant and Equipment by Country

The following tables show a breakdown of property, plant and equipment by country.

	31/12/20	31/12/19
Italy	45,895	57,035
Romania	19,253	19,831
United States of America	14,778	17,800
Brazil	2,807	4,250
China	1,109	2,334
Europe	1,461	1,260
Other countries	3	13
Total	85,306	102,523

Summary of Breakdown of Property, Plant and Equipment Based on Cash Generating Units

The following tables show a breakdown of property, plant and equipment based on the cash generating units in which they are included.

	31/12/20	31/12/19
Italian upholstered furniture plant	32,401	35,482
Romanian upholstered furniture plant	20,626	21,372
Brazilian upholstered furniture plant	3,048	4,672
Chinese upholstered furniture plant	2,654	4,257
Others	26,577	36,740
Total	85,306	102,523